Investment in Debt Securities and Other Long-term Investments - Summary of Investment in Debt Securities and Other Long-term Investments (Detail) - PHP (₱) ₱ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 150	₱ 250
Current portion of investment in debt securities and other long-term investments (Note 12)		100
Investment in debt securities and other long-term investments – net of current portion (Note 12)	150	150
Seven Year GT Capital Bond [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments	₱ 150	150
Security Bank Corporation Time Deposits [Member]
Disclosure of detailed information about financial instruments [Line Items]
Investment in debt securities and other long-term investments		₱ 100